Shareholder Report, Holdings (Details)	Feb. 28, 2025
Fidelity Series Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Series Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Fidelity Series Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Series Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Series Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Series Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Intermediate Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Intermediate Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Fidelity Intermediate Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity SAI Intermediate Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Fidelity Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Fidelity Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI U.S. Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	75.70%
Fidelity SAI U.S. Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity SAI U.S. Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity SAI U.S. Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity SAI U.S. Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity SAI U.S. Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity SAI U.S. Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity SAI U.S. Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI U.S. Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI U.S. Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity SAI U.S. Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%